Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 3,945
Interest and dividends	1,320
Net investment income	5,265
CONTRIBUTIONS
Employer	4,174
Participants	4,971
Rollovers	752
Total contributions	9,897
Interest income on notes receivable from participants	100
Total additions	15,262
DEDUCTIONS
Benefits paid directly to participants	2,610
Administrative expenses	62
Total deductions	2,672
Net increase	12,590
NET ASSETS AVAILABLE FOR BENEFITS, beginning of year	27,802
NET ASSETS AVAILABLE FOR BENEFITS, end of year	$ 40,392